Supplemental Cash Flow Information (Detail) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Other Significant Noncash Transactions [Line Items]
Cash paid for interest	$ 9,368,000	$ 3,612,000	$ 6,203,104	$ 2,249,556
Cash paid for taxes	0	0
Non-cash financing activities:
Conversion of preferred stock to common stock	33,000,000	0
Settlement of employee's incentive compensation with shares of common stock
Other Significant Noncash Transactions [Line Items]
Other significant noncash transaction	438,000	0
Repayment of term loan with shares of common stock
Other Significant Noncash Transactions [Line Items]
Other significant noncash transaction	$ 5,655,000	$ 0